Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of derivative assets	€ 385	€ 234	€ 960
Fair value of derivative liabilities	(845)	(963)	(561)
Netting via Master Agreements	(460)	(729)	399
Amount of cash collateral paid	553	695	77
Amount of cash collateral received	(82)	(21)	(541)
Netting via cash collateral	471	674	(464)
Residual exposure to counterparty risk	€ 11	€ (55)	€ (65)